Property and Equipment, Net (Schedule of Property and Equipment, Net) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Cost	$ 529	$ 529
Less - accumulated depreciation	(279)	(226)
Property Plant And Equipment Net	250	303
Computers [Member]
Property, Plant and Equipment [Line Items]
Cost	68	68
Furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	33	33
Laboratory equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	400	400
Website development [Member]
Property, Plant and Equipment [Line Items]
Cost	14	14
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Cost	$ 14	$ 14